8. STOCKHOLDERS' DEFICIT (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders Deficit Details 2
Debt converted - related party	$ (30,000)	$ (30,000)
Valuation of Series A PS issued as consideration	5,217,800	5,217,800
Loss on settlement of debt	$ 5,187,800	$ 5,187,800